Alger Funds — Alger Mid Cap Focus Fund:

Incorporated herein by reference is a supplement to the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 3, 2019 (SEC Accession No. 0001104659-19-026836).